SCHEDULE OF MATURITIES LEASE LIABILITIES UNDER OPERATING LEASES (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
2023	$ 120	$ 206
2024	231	54
2025	188	16
2026	83
Total future lease payments	622	276
Less: Imputed interest	(51)	(13)
Total lease liabilities	$ 571	$ 263	$ 459